Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of revenue

	2022	2021	2020
In-game purchases	459,660	406,594	245,833
Advertising	20,028	27,500	15,059
Total	479,688	434,094	260,892

	2022	2021	2020
US	160,314	136,570	97,470
Europe	101,320	93,620	61,494
Asia	124,322	106,404	42,382
Other	93,732	97,500	59,546
Total	479,688	434,094	260,892